Exploration expenses (Detail) - Exploration Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
BMSC	$ 8,747	$ 5,891
Timok – Upper Zone	24,973	8,709
Timok – Lower Zone	15,577	3,035
Other properties	1,476	993
Exploration Expenses	$ 50,773	$ 18,628